Basis of Presentation and Significant Accounting Policies (Details) - Schedule of weighted average shares outstanding and basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Net Loss Per Share As Reported [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of weighted average shares outstanding and basic and diluted net income (loss) per common share [Line Items]
Net income loss	$ (3,042,567)	$ 1,989,868	$ (1,052,699)
Weighted average shares outstanding – Class A common stock	11,500,000	11,500,000	11,500,000
Basic and diluted net income per share – Class A common stock	$ 0	$ 0	$ 0
Weighted average shares outstanding – Class B common stock	2,875,000	2,875,000	2,875,000
Basic and diluted net income per share – Class B common stock	$ (1.06)	$ 0.69	$ (0.37)
Net Income Per Share Adjustment [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of weighted average shares outstanding and basic and diluted net income (loss) per common share [Line Items]
Net income loss
Weighted average shares outstanding – Class A common stock
Basic and diluted net income per share – Class A common stock	$ (0.21)	$ 0.14	$ (0.07)
Weighted average shares outstanding – Class B common stock
Basic and diluted net income per share – Class B common stock	$ 0.85	$ (0.55)	$ 0.3
Net Income Per Share As Restated [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of weighted average shares outstanding and basic and diluted net income (loss) per common share [Line Items]
Net income loss	$ (3,042,567)	$ 1,989,868	$ (1,052,699)
Weighted average shares outstanding – Class A common stock	11,500,000	11,500,000	11,500,000
Basic and diluted net income per share – Class A common stock	$ (0.21)	$ 0.14	$ (0.07)
Weighted average shares outstanding – Class B common stock	2,875,000	2,875,000	2,875,000
Basic and diluted net income per share – Class B common stock	$ (0.21)	$ 0.14	$ (0.07)